Commitments, contingencies and guarantees - Information on Derivative Contracts and Standby Letters of Credit and Other Guarantees (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Commitments, contingencies and guarantees
Collateral held in connection with standby letters of credit and other guarantees	¥ 6,115	¥ 7,041